GENERAL INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
General Information
Schedule of interests in subsidiaries	Interests held by Kyivstar Group
in its principal subsidiaries as of March 31:

	2026		2025
Name	Interest	Country of operation	Interest	Country of operation

JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	97.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	100.00%	Netherlands
Kyivstar Cayman Corp.**	—	—	100.00%	Cayman Islands
SUNVIN 11 LLC	100.00%	Ukraine	—	—
LLC ISP Shtorm	100.00%	Ukraine	—	—
LLC MTPK	100.00%	Ukraine	—	—
LLC Farmel (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Farma Studio (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.
***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.